Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of material related party transactions

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Major shareholder of the company

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Hotel reservation payments collected on behalf of the Company(1)
Trip.com Group	1,441,229	1,741,238	2,138,540
Hotel reservation service fees(2)
Trip.com Group	28,686	34,745	37,611
Corporate travel management service (3)
Trip.com Group	—	23,211	24,541
(1)	Hotel reservation payments collected on behalf of the Company are trade-in-nature and represent room charges net off travel agency reservation service fees of manachised hotels and room charges of leased hotels.
(2)	Hotel reservation service fees are trade-in-nature and represent travel agency reservation service fees of leased hotels.
(3)	Corporate travel management service is trade-in-nature and represents the amounts incurred for accommodation and transportation and the related service fees of the Company’s business travels reserved through the management platform.

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Trip.com Group	146,120	192,289
Amounts due to related parties
Trip.com Group	2,101	2,886

(1)	The balances with related parties are trade-in-nature, arising from trade-in-nature transactions with related parties.